INCOME TAX: (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAX: [Abstract]
Schedule of deferred income taxes
	December 31,
	2015	2014
In respect of:
Net operating loss carry forward	$8,142	$4,019
Research and development	1,773	2,121
Other	299	101
Less - valuation allowance	(10,214)	(6,241)
Net deferred tax assets	$-	$-

Schedule rollforward of valuation allowance
Balance at January 1, 2013	$3,797
Additions	687
Balance at December 31, 2013	$4,484
Additions	1,757
Balance at December 31, 2014	$6,241
Additions	3,973
Balance at December 31, 2015	$10,214